INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.              INTANGIBLE ASSETS, NET

	As of December 31,
	2012	2013
	$	$
Trademarks	25,000	25,000
Software	3,706,155	3,931,371
Less: accumulated amortization	(2,467,511)	(3,039,322)
	1,263,644	917,049

Amortization expense was $477,043, $520,772 and $491,871 for the years ended December 31, 2011, 2012 and 2013, respectively. The estimated amortization expense is $467,144, $265,599, $139,133, $42,648 and $2,525 for the years ending December 31, 2014, 2015, 2016, 2017 and 2018, respectively.